Expense Example {- Fidelity Freedom® 2005 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2005 Fund - Class K6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468